Significant accounting policies - Capital assets (Details)	12 Months Ended
May 31, 2020
Production facility | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Amortization term	15 years
Production facility | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Amortization term	20 years
Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Amortization term	3 years
Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Amortization term	10 years